Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 3,473	$ 576
Accounts receivable	5,646	1,958
Unbilled revenue	23,756	21,512
Risk management assets	1,050	969
Other current assets	5,226	3,226
Assets Held-for-sale, Current	1,276	0
Total current assets	40,427	28,241
Property, plant and equipment, net	316,655	223,819
Noncurrent assets held for sale, net	3,016	0
Intangible Assets, Net (Excluding Goodwill)	4,351	0
Goodwill	16,447	0
Deferred Tax Assets, Gross	5,741	0
Other assets, net	6,202	4,636
Total assets	392,839	256,696
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	986	0
Current liabilities
Accounts payable	2,248	5,527
Accrued gas purchases	16,320	17,034
Accrued expenses and other current liabilities	17,548	9,619
Current portion of long-term debt	7,281	0
Due to Affiliate	20,000	0
Risk management liabilities	349	0
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,355	0
Total current liabilities	65,101	32,180
Risk management liabilities	122	0
Asset Retirement Obligation	34,440	8,319
Other liabilities	215	309
Long- term debt	124,888	128,285
Total liabilities	236,512	169,093
Commitments and contingencies
Series A convertible preferred units (5,204 thousand units issued and outstanding as of September 30, 2013)	92,912	0
Partners' capital
General partner interest (185 thousand units issued and outstanding as of September 30, 2013 and December 31, 2012)	34,152	548
Limited partner interest (4,705 and 9,165 thousand units issued and outstanding as of September 30, 2013 and December 31, 2012, respectively)	21,602	79,266
Accumulated other comprehensive income	261	351
Total partners’ capital	56,015	80,165
Deferred Tax Liabilities, Gross	10,760	0
Noncontrolling interests	7,400	7,438
Total equity and partners' capital	63,415	87,603
Total liabilities, equity and partners' capital	$ 392,839	$ 256,696